Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost as of beginning	$ 253,362	$ 225,126
Additions		28,236
Cost as of ending	253,362	253,362
Amortization
Brought forward as of beginning	99,389	46,565
Charge for the period	25,413	52,824
Accumulated depreciation as of ending	124,802	99,389
Net property and equipment	128,560	153,973
Net property and equipment		153,973	$ 178,561
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost as of beginning	165,957	165,957
Additions
Cost as of ending	165,957	165,957
Amortization
Brought forward as of beginning	67,271	33,635
Charge for the period	16,818	33,636
Accumulated depreciation as of ending	84,089	67,271
Net property and equipment	81,868	98,686
Net property and equipment		98,686	132,322
Computer and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost as of beginning	87,405	59,169
Additions		28,236
Cost as of ending	87,405	87,405
Amortization
Brought forward as of beginning	32,118	12,930
Charge for the period	8,595	19,188
Accumulated depreciation as of ending	40,713	32,118
Net property and equipment	$ 46,692	55,287
Net property and equipment		$ 55,287	$ 46,239